LEASES - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Amortization of right-of-use assets	¥ 146,561	¥ 172,625
Interest of lease liabilities	17,691	30,856
Expenses for short-term lease within 12 months	7,350	12,634
Total lease cost	¥ 171,602	¥ 216,115